Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
July 31, 2021
AFR-NPRT3-0921
1.819945.116
Bank Loan Obligations - 91.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 1.2%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	14,467	14,467
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	4,436	4,417
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.34% 6/19/26 (b)(c)(d)	5,158	4,980
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 5/30/25 (b)(c)(d)	18,349	18,008
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 12/9/25 (b)(c)(d)	11,521	11,309
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 8/22/24 (b)(c)(d)	41,556	40,877
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	17,205	16,572
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	5,665	5,538
TOTAL AEROSPACE		116,168
Air Transportation - 1.9%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (b)(c)(d)	25,085	25,756
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/27/28 (c)(d)(e)	22,500	22,538
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (b)(c)(d)	10,558	10,186
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (b)(c)(d)	5,676	5,476
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	27,230	28,820
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	20,000	21,106
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (b)(c)(d)	9,392	9,380
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (b)(c)(d)	41,461	41,477
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	17,507	16,877
TOTAL AIR TRANSPORTATION		181,616
Automotive & Auto Parts - 1.1%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.592% 4/8/28 (b)(c)(d)	5,715	5,708
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/17/28 (b)(c)(d)	19,095	18,821
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 4/30/26 (b)(c)(d)	11,723	11,619
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	19,657	19,412
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	14,114	14,079
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	12,780	12,253
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (b)(c)(d)(f)	11,670	11,641
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (b)(c)(d)	15,461	15,399
TOTAL AUTOMOTIVE & AUTO PARTS		108,932
Banks & Thrifts - 0.6%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 2/27/28 (b)(c)(d)	32,743	32,158
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	12,855	12,847
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5% 5/30/25 (b)(c)(d)	10,575	10,522
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3948% 7/1/26 (b)(c)(d)	3,025	2,987
TOTAL BANKS & THRIFTS		58,514
Broadcasting - 2.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.342% 8/15/25 (b)(c)(d)	39,623	39,305
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (b)(c)(d)	59,357	32,269
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.588% 11/17/24 (b)(c)(d)	11,287	11,120
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6003% 9/19/26 (b)(c)(d)	29,311	29,014
Sinclair Television Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (b)(c)(d)	5,328	5,243
3 month U.S. LIBOR + 3.000% 3.11% 4/1/28 (b)(c)(d)	3,000	2,971
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (b)(c)(d)	11,742	11,700
Univision Communications, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/6/28 (c)(d)(e)	33,080	32,961
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (b)(c)(d)	16,327	16,284
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (b)(c)(d)	4,528	4,510
WMG Acquisition Corp. Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.120% 2.217% 1/20/28 (b)(c)(d)	6,000	5,916
TOTAL BROADCASTING		191,293
Building Materials - 2.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	29,410	29,194
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 10/1/26 (b)(c)(d)	16,280	16,153
Asplundh Tree Expert LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 9/4/27 (b)(c)(d)	5,050	4,995
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.592% 4/23/28 (b)(c)(d)	17,440	17,281
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.5861% 6/10/28 (b)(c)(d)	18,770	18,559
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 6/1/25 (b)(c)(d)	6,682	6,640
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.15% 1/4/27 (b)(c)(d)	7,793	7,734
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 2/28/27 (b)(c)(d)	17,968	17,628
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (b)(c)(d)	36,865	36,581
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (b)(c)(d)	9,337	9,328
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	11,545	11,482
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (b)(c)(d)	1,939	1,937
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	9,925	9,925
TOTAL BUILDING MATERIALS		187,437
Cable/Satellite TV - 3.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 2/1/27 (b)(c)(d)	92,914	91,811
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.342% 1/31/28 (b)(c)(d)	36,425	35,651
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5931% 4/15/27 (b)(c)(d)	22,532	22,210
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3431% 1/15/26 (b)(c)(d)	26,783	26,281
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 7/22/27 (b)(c)(d)	46,150	46,041
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8431% 9/25/28 (b)(c)(d)	7,670	7,672
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3431% 7/17/25 (b)(c)(d)	23,121	22,736
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5931% 1/31/28 (b)(c)(d)	16,750	16,485
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (b)(c)(d)	44,165	44,018
TOTAL CABLE/SATELLITE TV		312,905
Capital Goods - 1.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 10/1/25 (b)(c)(d)	11,466	11,380
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (b)(c)(d)(f)	5,375	5,348
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3503% 11/15/26 (b)(c)(d)	2,917	2,878
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6003% 11/15/25 (b)(c)(d)	8,935	8,861
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.3973% 5/18/24 (b)(c)(d)	8,763	8,663
Harsco Corp. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 3/10/28 (b)(c)(d)	6,000	5,940
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0873% 9/20/26 (b)(c)(d)	3,672	3,674
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (b)(c)(d)	7,980	7,935
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (b)(c)(d)	14,688	14,596
TNT Crane & Rigging LLC:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (b)(c)(d)	13,609	14,153
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 4/16/25 (b)(c)(d)	3,662	3,515
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7/31/27 (c)(d)(e)	1,560	1,556
3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (b)(c)(d)	8,029	8,008
TOTAL CAPITAL GOODS		96,507
Chemicals - 2.7%
Alpha 3 BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 3/18/28 (b)(c)(d)	6,000	5,970
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	2,135	2,139
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (b)(c)(d)	7,900	7,915
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	3,525	3,512
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	2,702	2,692
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 4/29/28 (b)(c)(d)	10,865	10,831
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(c)(d)	11,780	11,220
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6573% 5/7/25 (b)(c)(d)	10,955	10,435
Element Solutions, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 1/31/26 (c)(d)(e)	6,375	6,340
3 month U.S. LIBOR + 2.000% 2.092% 1/31/26 (b)(c)(d)	6,888	6,850
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 6/24/28 (b)(c)(d)	12,075	12,065
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/30/28 (b)(c)(d)	9,565	9,555
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.65% 7/1/26 (b)(c)(d)	7,159	7,141
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	8,823	8,768
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	27,401	27,291
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/30/27 (b)(c)(d)	11,771	11,756
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6473% 3/1/26 (b)(c)(d)	12,409	12,282
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (b)(c)(d)	17,287	17,082
PQ Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4/30/28 (c)(d)(e)	6,725	6,717
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (b)(c)(d)	8,591	8,585
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8353% 10/1/25 (b)(c)(d)	39,921	39,379
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/3/25 (b)(c)(d)	12,056	11,797
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 5/3/28 (b)(c)(d)	15,160	15,008
W. R. Grace & Co.-Conn. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 3/30/28 (b)(c)(d)	4,720	4,682
TOTAL CHEMICALS		260,012
Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (c)(d)(g)	796	796

Consumer Products - 2.4%
BCPE Empire Holdings, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 6/12/26 (b)(c)(d)	7,576	7,543
3 month U.S. LIBOR + 4.000% 4.092% 6/11/26 (b)(c)(d)	9,831	9,782
term loan 3 month U.S. LIBOR + 4.250% 5% 6/12/26 (b)(c)(d)	2,494	2,482
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/12/26 (c)(d)(e)	3,924	3,906
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 5/23/27 (b)(c)(d)	12,641	12,445
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (b)(c)(d)	21,431	21,378
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (b)(c)(d)	16,705	16,653
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	8,955	8,888
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (b)(c)(d)	5,189	5,217
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (b)(c)(d)	8,260	8,243
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.842% 12/21/25 (b)(c)(d)	12,317	12,175
Kodiak BP LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/12/28 (b)(c)(d)	1,995	1,984
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	20,743	20,492
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (b)(c)(d)	6,650	6,753
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (b)(c)(d)	33,800	33,800
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	14,963	14,892
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0931% 6/15/25 (b)(c)(d)	15,902	12,536
Spectrum Brands Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/3/28 (b)(c)(d)	4,898	4,849
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.25% 6/29/28 (b)(c)(d)	8,124	8,119
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (b)(c)(d)	10,010	9,879
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	8,184	8,157
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (b)(c)(d)	2,135	2,151
TOTAL CONSUMER PRODUCTS		232,324
Containers - 2.7%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	16,066	15,896
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.325% 3/3/28 (b)(c)(d)(g)	3,614	3,575
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	21,446	21,237
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8504% 7/1/26 (b)(c)(d)	32,835	32,431
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.342% 4/3/24 (b)(c)(d)	4,966	4,802
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.842% 12/21/26 (b)(c)(d)	5,925	5,927
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (b)(c)(d)	11,990	11,970
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.3949% 6/29/25 (b)(c)(d)	31,168	30,693
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	25,877	25,638
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/26/28 (b)(c)(d)	18,811	18,680
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (b)(c)(d)	9,002	8,994
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	7,900	7,890
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	2,000	1,999
3 month U.S. LIBOR + 4.000% 4.092% 7/31/26 (b)(c)(d)	9,850	9,844
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (b)(c)(d)	1,301	1,293
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/18/25 (b)(c)(d)	4,218	4,210
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 1/30/27 (b)(c)(d)	18,811	18,598
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 2/5/26 (b)(c)(d)	17,910	17,689
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.842% 2/5/23 (b)(c)(d)	5,130	5,111
Trident Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 7/29/28 (c)(d)(e)(f)	7,006	6,997
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/29/28 (c)(d)(e)(f)	994	993
TOTAL CONTAINERS		254,467
Diversified Financial Services - 2.4%
ACNR Holdings, Inc. term loan 17% 9/21/27 (b)(d)(f)	17,572	17,528
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	14,853	14,752
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (b)(c)(d)	775	771
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (b)(c)(d)	15,766	14,047
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	6,155	5,619
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	7,506	7,402
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 6/27/25 (b)(c)(d)	2,476	2,447
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/22/28 (b)(c)(d)	10,815	10,722
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 8/9/25 (b)(c)(d)	20,369	19,962
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (b)(c)(d)	11,558	11,431
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/30/28 (c)(d)(g)	2,667	2,638
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 7/3/24 (b)(c)(d)	4,875	4,805
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	8,845	8,836
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3761% 3/1/25 (b)(c)(d)	18,607	18,444
HCRX Investments Holdco LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7/15/28 (c)(d)(e)	14,555	14,487
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	4,000	4,001
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/21/28 (c)(d)(g)	1,000	1,000
IG Investments Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/23/25 (b)(c)(d)	5,985	5,983
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (b)(c)(d)	5,311	5,234
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6/10/28 (c)(d)(e)	3,815	3,798
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (b)(c)(d)	5,530	5,509
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 2/11/27 (b)(c)(d)	30,746	30,577
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 11/16/26 (b)(c)(d)	23,581	23,276
TOTAL DIVERSIFIED FINANCIAL SERVICES		233,269
Diversified Media - 1.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (b)(c)(d)	26,875	27,004
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 2/10/27 (b)(c)(d)	41,279	40,917
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.592% 12/17/26 (b)(c)(d)	56,385	55,782
TOTAL DIVERSIFIED MEDIA		123,703
Energy - 3.7%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	12,951	12,918
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	24,643	23,935
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (b)(c)(d)	24,621	24,170
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	23,872	23,574
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0853% 5/21/25 (b)(c)(d)	2,346	2,258
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(f)	7,480	7,480
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	5,700	5,793
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	12,055	11,868
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	25,038	25,063
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	74,139	73,664
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 6/12/28 (b)(c)(d)	10,795	10,762
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (b)(c)(d)	10,236	10,157
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (b)(c)(d)	10,393	10,386
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (b)(c)(d)	15,548	11,849
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.342% 7/18/25 (b)(c)(d)	25,859	24,798
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (b)(c)(d)	14,645	14,572
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (b)(c)(d)	6,201	5,181
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(d)	9,647	9,512
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (b)(c)(d)	11,310	11,253
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/22/26 (b)(c)(d)	3,842	3,837
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.842% 10/15/26 (b)(c)(d)	7,698	7,698
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (b)(c)(d)	11,815	11,756
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	7,006	6,714
TOTAL ENERGY		349,198
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 7/21/27 (c)(d)(e)	10,750	10,656
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 7/21/27 (c)(d)(e)	10,750	10,690
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6179% 1/23/25 (b)(c)(d)	1,517	1,418
TOTAL ENTERTAINMENT/FILM		22,764
Environmental - 0.4%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (b)(c)(d)	29,105	28,840
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (b)(c)(d)	4,211	4,148
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (b)(c)(d)	4,780	4,724
TOTAL ENVIRONMENTAL		37,712
Food & Drug Retail - 1.0%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 1/29/27 (b)(c)(d)	22,216	21,799
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 10/22/25 (b)(c)(d)	3,070	3,054
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 5/1/26 (b)(c)(d)	36,815	36,389
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	22,809	22,136
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (b)(c)(d)	14,455	14,310
TOTAL FOOD & DRUG RETAIL		97,688
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8393% 10/1/26 (b)(c)(d)	2,240	2,219
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5893% 10/1/25 (b)(c)(d)	3,427	3,406
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (b)(c)(d)	3,863	3,877
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	7,071	7,096
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	16,877	16,856
City Brewing Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/5/28 (b)(c)(d)	18,750	18,586
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (b)(c)(d)	4,837	4,799
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	3,540	3,535
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	40,590	40,255
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 9/13/26 (b)(c)(d)	10,649	10,451
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.842% 6/27/23 (b)(c)(d)	23,441	23,129
TOTAL FOOD/BEVERAGE/TOBACCO		134,209
Gaming - 5.1%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (b)(c)(d)	5,414	5,358
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	4,133	4,132
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8843% 10/19/24 (b)(c)(d)	4,784	4,731
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (b)(c)(d)	11,756	12,432
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 9/15/23 (b)(c)(d)	12,715	12,677
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 12/22/24 (b)(c)(d)	108,492	107,188
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.592% 7/20/25 (b)(c)(d)	35,730	35,730
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1% 3/17/28 (b)(c)(d)	8,628	8,510
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (b)(c)(d)	33,978	33,867
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	43,571	43,317
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	73,464	72,709
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3/16/27 (c)(d)(e)	13,150	13,095
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	11,330	11,358
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 5/29/26 (b)(c)(d)	7,964	7,898
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	11,028	10,927
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 3/11/28 (b)(c)(d)	18,244	18,096
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 8/14/24 (b)(c)(d)	10,183	10,021
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 7/10/25 (b)(c)(d)	40,565	40,248
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	34,739	34,136
TOTAL GAMING		486,430
Healthcare - 6.0%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (b)(c)(d)	28,410	28,339
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (b)(c)(d)	11,492	11,447
Aveanna Healthcare LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6/30/28 (c)(d)(e)	6,020	5,975
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 6/30/28 (c)(d)(e)	1,400	1,390
Curia Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8/30/26 (c)(d)(e)	8,695	8,662
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	28,110	28,121
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8503% 8/1/27 (b)(c)(d)	47,699	46,787
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	54,969	54,918
Gentiva Health Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.875% 7/2/25 (b)(c)(d)	3,892	3,875
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)(d)	3,509	3,512
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)(d)	447	447
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (b)(c)(d)	23,092	22,850
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (b)(c)(d)	13,976	13,941
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	23,115	23,101
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	38,690	38,726
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (b)(c)(d)	14,911	14,929
MED ParentCo LP 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3401% 8/31/26 (b)(c)(d)	10,616	10,597
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (b)(c)(d)	8,632	8,566
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	7,099	7,083
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	225	224
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.75% 3/2/28 (b)(c)(d)(g)	369	368
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (b)(c)(d)	50,000	49,844
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1014% 6/30/25 (b)(c)(d)	238	237
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (b)(c)(d)	9,521	9,509
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.842% 3/31/27 (b)(c)(d)	20,959	20,833
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (b)(c)(d)	19,950	19,886
Project Ruby Ultimate Parent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/10/28 (b)(c)(d)	9,212	9,156
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3479% 7/9/25 (b)(c)(d)	5,000	4,982
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (b)(c)(d)	6,475	6,439
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.842% 11/16/25 (b)(c)(d)	7,194	7,130
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (b)(c)(d)	2,993	2,989
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (b)(c)(d)	17,662	17,422
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (b)(c)(d)	7,040	7,081
U.S. Renal Care, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 5.500% 6.5% 6/26/26 (b)(c)(d)	6,385	6,421
3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (b)(c)(d)	45,080	45,088
Upstream Newco, Inc. 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.3458% 11/20/26 (b)(c)(d)	1,735	1,723
3 month U.S. LIBOR + 4.500% 4.592% 11/20/26 (b)(c)(d)	6,353	6,309
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 11/27/25 (b)(c)(d)	22,649	22,410
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (b)(c)(d)	4,081	4,051
TOTAL HEALTHCARE		575,368
Homebuilders/Real Estate - 1.4%
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/14/27 (b)(c)(d)	3,100	3,086
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 8/21/25 (b)(c)(d)	36,696	36,119
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8488% 6/28/23 (b)(c)(d)	8,524	8,476
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	4,975	5,473
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	16,448	12,660
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	928	714
RE/MAX LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/21/28 (b)(c)(d)	5,060	5,044
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	19,196	19,094
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.839% 12/22/24 (b)(c)(d)	42,218	41,748
TOTAL HOMEBUILDERS/REAL ESTATE		132,414
Hotels - 2.2%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 10/1/27 (b)(c)(d)	4,308	4,270
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.842% 2/1/26 (b)(c)(d)	4,235	4,086
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	6,555	6,551
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.092% 11/30/23 (b)(c)(d)	27,763	27,547
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (c)(d)(e)	42,680	42,509
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8393% 6/21/26 (b)(c)(d)	21,135	20,862
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 8/31/25 (b)(c)(d)	27,581	27,050
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (b)(c)(d)	7,955	8,094
Raptor Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/1/26 (c)(d)(e)	12,520	12,512
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.250% 6.8973% 5/29/26 (b)(c)(d)	23,151	19,717
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (b)(c)(d)	17,172	17,442
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.842% 5/30/25 (b)(c)(d)	15,483	15,309
TOTAL HOTELS		205,949
Insurance - 4.9%
Acrisure LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.607% 2/13/27 (b)(c)(d)	50,493	49,546
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 2/15/27 (c)(d)(e)	12,000	11,895
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/10/25 (b)(c)(d)	21,578	21,281
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/9/25 (b)(c)(d)	2,450	2,416
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (b)(c)(d)	21,848	21,815
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (b)(c)(d)	13,077	13,044
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (b)(c)(d)(f)	2,804	2,790
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (b)(c)(d)(f)	2,330	2,330
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	23,946	23,571
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (b)(c)(d)	755	753
3 month U.S. LIBOR + 3.500% 3.592% 2/13/27 (b)(c)(d)	18,455	18,224
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 11/3/23 (b)(c)(d)	21,398	21,161
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 11/3/24 (b)(c)(d)	18,898	18,576
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.342% 1/31/28 (b)(c)(d)	44,453	44,199
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 1/14/29 (c)(d)(e)	42,000	41,751
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 12/23/26 (b)(c)(d)	33,659	33,012
Tranche B9 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7/31/27 (c)(d)(e)	15,125	14,848
3 month U.S. LIBOR + 3.250% 3.342% 7/31/27 (b)(c)(d)	18,334	17,998
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (b)(c)(d)	14,406	14,369
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8752% 4/25/25 (b)(c)(d)	57,398	56,517
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3973% 12/2/26 (b)(c)(d)	3,211	3,171
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1473% 5/16/24 (b)(c)(d)	34,178	33,788
TOTAL INSURANCE		467,055
Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 0% 7/21/28 (b)(d)(f)	1,994	1,984
3 month U.S. LIBOR + 2.750% 2.842% 7/31/24 (b)(c)(d)	10,986	10,849
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (b)(c)(d)	5,997	6,000
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 3.75% 6/30/25 (b)(c)(d)	13,930	13,816
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/8/28 (c)(d)(e)	45,570	45,342
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (b)(c)(d)(f)	2,550	2,455
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	26,407	21,285
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (b)(c)(d)	1,477	1,180
15.25% 5/23/24 (d)	3,899	4,830
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	46,158	45,735
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	7,325	6,322
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	17,051	15,734
Hayward Industries, Inc. Tranche B 1LN, term loan NULL 3.25% 5/28/28 (b)(c)(d)	11,415	11,307
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/25/25 (b)(c)(d)	4,963	5,000
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)(d)	15,915	15,859
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.842% 7/6/24 (b)(c)(d)	12,189	12,160
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.592% 12/21/25 (b)(c)(d)	13,538	13,345
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 12/30/26 (b)(c)(d)	8,734	8,330
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6473% 12/30/27 (b)(c)(d)(f)	3,500	3,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(f)	3,613	3,622
TOTAL LEISURE		248,375
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (b)(c)(d)	5,295	5,297

Paper - 0.3%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/18/28 (b)(c)(d)	11,092	11,078
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (b)(c)(d)	15,215	15,225
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)(f)	7,038	7,024
TOTAL PAPER		33,327
Publishing/Printing - 0.8%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 6/29/26 (b)(c)(d)	21,325	21,293
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (b)(c)(d)	19,775	18,060
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	1,676	1,636
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	8,989	8,989
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 10/17/26 (b)(c)(d)	1,905	1,900
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.1029% 8/31/25 (b)(c)(d)	2,890	2,881
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 7/2/29 (b)(c)(d)	2,290	2,261
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (b)(c)(d)	7,309	7,291
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.250% 7/8/28 (c)(d)(g)	1,851	1,846
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	9,866	9,832
TOTAL PUBLISHING/PRINTING		75,989
Railroad - 0.7%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (b)(c)(d)	8,040	8,032
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	14,159	14,050
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	5,226	5,186
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 12/30/26 (b)(c)(d)	11,815	11,700
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (b)(c)(d)	25,340	25,171
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.75% 7/22/29 (b)(c)(d)(f)	4,920	4,846
TOTAL RAILROAD		68,985
Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 11/19/26 (b)(c)(d)	3,980	3,900
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8391% 3/15/28 (b)(c)(d)	13,966	13,953
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.342% 3/1/26 (b)(c)(d)	11,392	11,173
Sovos Brands Intermediate, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 6/8/28 (b)(c)(d)	5,170	5,170
Whatabrands LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7/21/28 (c)(d)(e)	49,290	49,033
3 month U.S. LIBOR + 2.750% 2.8391% 8/2/26 (b)(c)(d)	16,968	16,928
TOTAL RESTAURANTS		100,157
Services - 7.9%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 9/27/24 (b)(c)(d)	14,401	14,334
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (b)(c)(d)	3,424	3,424
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (c)(d)(e)	25,345	25,326
All-Star Bidco AB Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (c)(d)(e)	16,750	16,687
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (b)(c)(d)	16,730	16,704
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/9/28 (b)(c)(d)	10,635	10,550
Aramark Services, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 4/6/28 (b)(c)(d)	25,302	25,128
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 3/11/25 (b)(c)(d)	875	860
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 1/15/27 (b)(c)(d)	4,938	4,843
Ascend Learning LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (b)(c)(d)	9,741	9,749
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (b)(c)(d)	443	442
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	37,701	36,952
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.842% 2/7/26 (b)(c)(d)	20,453	20,278
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.357% 5/13/27 (b)(c)(d)	1,496	1,494
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	7,524	7,386
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)(d)	33,010	32,814
Division Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 5/21/28 (b)(c)(d)	8,550	8,561
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/28/28 (c)(d)(e)	13,145	13,040
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (b)(c)(d)	16,990	16,784
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8785% 8/1/26 (b)(c)(d)	11,939	11,921
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (b)(c)(d)	4,739	4,739
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.092% 3/29/25 (b)(c)(d)	5,561	5,498
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	20,435	20,535
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	43,204	42,481
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	17,862	17,952
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6% 6/25/28 (b)(c)(d)(f)	7,205	7,214
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	12,669	12,672
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	13,557	13,564
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (b)(c)(d)	33,715	33,736
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	7,000	6,930
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (b)(c)(d)	6,500	6,329
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	31,203	30,505
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (b)(c)(d)	20,731	20,692
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.592% 1/23/27 (b)(c)(d)	17,399	17,263
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (b)(c)(d)	3,865	3,864
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (c)(d)(e)	10,815	10,815
McKissock LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 6/23/28 (b)(c)(d)(f)	8,830	8,720
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1019% 3/5/28 (b)(c)(d)	8,658	8,638
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7/29/28 (c)(d)(e)(f)	30,330	30,216
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6473% 3/6/25 (b)(c)(d)	10,600	10,537
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	15,354	15,354
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	2,182	2,155
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	3,478	3,435
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	18,630	18,257
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7/28/28 (c)(d)(e)	13,070	13,037
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (b)(c)(d)	11,042	11,037
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	46,927	46,869
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1756% 4/16/26 (b)(c)(d)	6,302	6,105
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.6756% 9/12/24 (b)(c)(d)	1,337	1,311
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/29/25 (b)(c)(d)	8,096	7,529
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(d)	5,438	4,934
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.592% 4/4/25 (b)(c)(d)	27,191	27,077
3 month U.S. LIBOR + 3.500% 3.6043% 2/25/27 (b)(c)(d)	3,080	3,066
TOTAL SERVICES		750,343
Steel - 0.4%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 5/26/28 (b)(c)(d)	5,000	4,988
Hyperion Materials & Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7/29/28 (c)(d)(e)(f)	6,000	5,970
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0866% 1/24/27 (b)(c)(d)	12,741	12,547
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/21/28 (b)(c)(d)	11,555	11,461
TOTAL STEEL		34,966
Super Retail - 3.7%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)(d)	14,908	14,894
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 6/24/28 (b)(c)(d)	8,080	8,073
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (b)(c)(d)	202,592	202,698
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1001% 2/3/24 (b)(c)(d)	14,242	14,207
Burlington Coat Factory Warehouse Corp. Tranche B 6LN, term loan 1 month U.S. LIBOR + 2.000% 2.09% 6/17/28 (b)(c)(d)	650	645
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	10,970	11,011
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (b)(c)(d)	32,256	32,080
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	12,350	12,226
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 11/8/24 (b)(c)(d)	27,550	26,994
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (b)(c)(d)	10,549	10,572
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)(f)(h)	3,612	0
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (b)(c)(d)	16,105	16,055
TOTAL SUPER RETAIL		349,455
Technology - 14.3%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (b)(c)(d)	7,041	6,988
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	6,070	6,080
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (b)(c)(d)	6,350	6,341
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/10/25 (b)(c)(d)	30,123	23,534
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.75% 9/19/24 (b)(c)(d)	8,980	8,945
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.342% 4/23/26 (b)(c)(d)	6,365	6,330
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	20,731	20,587
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4099% 2/11/26 (b)(c)(d)	46,428	46,370
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.842% 10/2/25 (b)(c)(d)	17,075	16,921
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	29,850	29,831
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.092% 10/31/26 (b)(c)(d)	21,825	21,601
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (b)(c)(d)	5,053	5,049
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 4/30/25 (b)(c)(d)	27,802	27,281
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (b)(c)(d)	9,296	9,250
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/23/28 (b)(c)(d)	7,300	7,318
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (b)(c)(d)	13,630	13,628
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (b)(c)(d)	7,786	7,790
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (b)(c)(d)	2,135	2,159
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 4/4/26 (b)(c)(d)	23,789	23,522
Constant Contact, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (b)(c)(d)	7,882	7,823
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/10/28 (c)(d)(g)	2,118	2,102
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/29/24 (b)(c)(d)	7,906	7,866
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.092% 10/16/26 (b)(c)(d)	36,559	36,477
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.092% 2/19/29 (b)(c)(d)	9,295	9,365
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	2,490	2,481
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (b)(c)(d)	9,062	9,054
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (b)(c)(d)(g)	1,898	1,896
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 8/23/25 (b)(c)(d)	4,182	4,154
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.25% 4/30/28 (b)(c)(d)	5,000	5,088
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.250% 3.6284% 7/22/26 (b)(c)(d)	24,571	24,287
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (b)(c)(d)	5,203	5,203
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	15,787	15,730
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 3/8/25 (b)(c)(d)	11,791	11,626
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	16,596	16,554
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.092% 8/10/27 (b)(c)(d)	995	984
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.842% 2/15/24 (b)(c)(d)	13,393	13,232
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	3,990	4,010
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (b)(c)(d)	1,098	1,103
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	18,223	18,215
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (b)(c)(d)	56,094	55,954
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (b)(c)(d)	9,975	9,958
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (b)(c)(d)	9,671	9,647
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	2,944	2,954
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 6/21/24 (b)(c)(d)	10,105	9,945
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8401% 9/29/24 (b)(c)(d)	33,082	33,037
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	1,985	1,983
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3373% 2/23/29 (b)(c)(d)	2,125	2,152
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.592% 9/15/24 (b)(c)(d)	14,229	14,124
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1% 9/4/26 (b)(c)(d)	2,225	2,166
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 9/4/25 (b)(c)(d)	9,386	9,256
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8458% 4/30/27 (b)(c)(d)	24,032	23,954
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/17/28 (b)(c)(d)	8,502	8,497
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (c)(d)(e)	1,063	1,062
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	11,567	11,570
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	89,421	89,281
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1% 3/19/28 (b)(c)(d)	3,491	3,495
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	38,925	38,876
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.592% 5/30/26 (b)(c)(d)	11,950	11,808
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/30/26 (b)(c)(d)	7,785	7,756
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (c)(d)(e)	38,645	38,239
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	29,663	29,284
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (b)(c)(d)	28,770	28,576
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/31/25 (b)(c)(d)	16,305	16,030
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 5/31/26 (b)(c)(d)	5,365	5,360
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 6/21/24 (b)(c)(d)	70,335	69,221
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3391% 8/1/25 (b)(c)(d)	9,956	9,881
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (b)(c)(d)	17,910	17,884
Sovos Compliance LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7/29/28 (c)(d)(e)(f)	10,233	10,233
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 7/29/28 (c)(d)(e)(f)	1,767	1,767
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 4/16/25 (b)(c)(d)	11,423	11,245
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 4/16/25 (b)(c)(d)	9,049	8,908
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 4/16/25 (b)(c)(d)	33,618	33,080
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 1/31/27 (b)(c)(d)	7,291	7,229
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 3/22/28 (b)(c)(d)	7,935	7,907
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (b)(c)(d)	22,422	22,375
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6003% 9/28/24 (b)(c)(d)	11,054	11,008
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (b)(c)(d)	27,901	27,871
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (b)(c)(d)	15,095	15,315
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (b)(c)(d)	40,951	40,904
Ultra Clean Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.842% 8/27/25 (b)(c)(d)	4,776	4,774
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.092% 8/27/25 (b)(c)(d)	16,003	15,959
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0853% 3/1/26 (b)(c)(d)	16,926	16,799
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	7,200	7,142
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (b)(c)(d)	19,451	19,337
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 2/28/27 (b)(c)(d)	16,664	16,497
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	10,378	10,345
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 4/1/28 (b)(c)(d)	7,112	7,028
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.592% 6/8/28 (b)(c)(d)	13,672	13,586
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6005% 9/30/26 (b)(c)(d)	5,699	5,665
TOTAL TECHNOLOGY		1,363,699
Telecommunications - 5.6%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8761% 7/15/25 (b)(c)(d)	10,445	10,225
3 month U.S. LIBOR + 2.750% 2.9004% 1/31/26 (b)(c)(d)	25	24
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8785% 7/31/25 (b)(c)(d)	30,233	29,427
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8136% 1/31/26 (b)(c)(d)	3,241	3,197
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (b)(c)(d)	35,739	35,598
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	5,360	5,341
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	11,578	11,567
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	4,998	4,977
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (b)(c)(d)	6,716	6,752
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.35% 12/22/23 (b)(c)(d)	6,955	6,924
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (b)(c)(d)	33,211	33,149
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (b)(c)(d)	1,015	1,023
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (b)(c)(d)	15,799	12,402
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (b)(c)(d)	1,249	1,260
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(d)	78,810	79,906
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(d)	4,400	4,478
Tranche B-5, term loan 8.625% 1/2/24 (d)	26,120	26,549
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (b)(c)(d)	38,265	38,516
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/4/26 (b)(c)(d)	8,311	8,290
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 3/1/27 (b)(c)(d)	23,259	22,751
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 3/15/27 (b)(c)(d)	16,967	16,680
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (b)(c)(d)	34,691	34,541
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/11/25 (b)(c)(d)	14,171	14,013
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	33,905	31,481
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	30,400	26,429
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	18,633	18,670
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 3/9/27 (b)(c)(d)	50,466	49,610
TOTAL TELECOMMUNICATIONS		533,780
Textiles/Apparel - 0.6%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 4/26/28 (b)(c)(d)	20,000	19,942
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)(d)	1,895	1,897
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (b)(c)(d)	7,805	7,764
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (b)(c)(d)	3,955	3,925
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)(d)	12,230	12,144
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/30/28 (c)(d)(e)	8,680	8,615
TOTAL TEXTILES/APPAREL		54,287
Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8808% 2/23/25 (b)(c)(d)	16,980	16,820

Utilities - 2.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	57,844	56,976
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (b)(c)(d)	3,910	3,899
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	9,446	9,186
Herman Miller, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.125% 6/29/28 (b)(c)(d)	9,320	9,273
Limetree Bay Terminals LLC term loan:
3 month U.S. LIBOR + 12.500% 14.5% 7/31/49 (b)(c)(d)(f)	429	429
3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	17,591	12,695
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (b)(c)(d)	10,103	9,724
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (b)(c)(d)	14,575	14,438
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	21,161	20,597
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1% 1/21/28 (b)(c)(d)	7,671	7,624
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8505% 3/2/27 (b)(c)(d)	35,325	34,966
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8414% 12/31/25 (b)(c)(d)	20,358	20,082
TOTAL UTILITIES		199,889
TOTAL BANK LOAN OBLIGATIONS (Cost $8,772,122)		8,702,099

Nonconvertible Bonds - 2.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.3%
Bombardier, Inc. 7.125% 6/15/26 (i)	1,205	1,250
TransDigm, Inc.:
6.25% 3/15/26 (i)	22,000	23,073
8% 12/15/25 (i)	1,580	1,697
TOTAL AEROSPACE		26,020
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	4,290	4,488
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	2,870	3,085
TOTAL AIR TRANSPORTATION		7,573
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (i)	4,550	4,893
9.5% 5/1/25 (i)	4,730	5,168
TOTAL BROADCASTING		10,061
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (i)	660	673

Chemicals - 0.1%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (b)(c)(i)	8,804	8,729
6.875% 6/15/25 (i)	4,155	4,218
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	145	147
TOTAL CHEMICALS		13,094
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (i)	11,245	11,610
6% 2/15/25 (i)	2,754	2,839
Trivium Packaging Finance BV 5.5% 8/15/26 (i)	5,835	6,098
TOTAL CONTAINERS		20,547
Diversified Financial Services - 0.0%
HCRX Investments Holdco LP 4.5% 8/1/29 (i)	440	449

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (i)	3,960	4,065
New Fortress Energy, Inc. 6.75% 9/15/25 (i)	1,905	1,943
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (i)	7,205	6,611
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	6,230	6,074
TOTAL ENERGY		18,693
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	5,940	6,296
Scientific Games Corp. 5% 10/15/25 (i)	5,000	5,130
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	7,363	7,308
VICI Properties, Inc.:
3.5% 2/15/25 (i)	1,205	1,226
4.25% 12/1/26 (i)	1,725	1,794
4.625% 12/1/29 (i)	985	1,054
TOTAL GAMING		22,808
Healthcare - 0.3%
Bausch Health Companies, Inc. 5.5% 11/1/25 (i)	5,590	5,709
Tenet Healthcare Corp. 4.625% 7/15/24	23,000	23,288
TOTAL HEALTHCARE		28,997
Homebuilders/Real Estate - 0.0%
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (i)	665	667

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (i)	7,110	7,519

Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (i)	1,050	1,142
10.875% 6/1/23 (i)	5,110	5,800
TOTAL LEISURE		6,942
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	3,430	3,434

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (i)	660	695
CEC Entertainment LLC 6.75% 5/1/26 (i)	4,045	4,046
TOTAL RESTAURANTS		4,741
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (i)	4,240	4,351
APX Group, Inc. 7.625% 9/1/23	6,155	6,296
Aramark Services, Inc. 6.375% 5/1/25 (i)	2,535	2,675
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (i)	4,675	4,821
Sotheby's 7.375% 10/15/27 (i)	275	294
TOTAL SERVICES		18,437
Super Retail - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (i)	5,500	5,631

Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (i)	5,800	5,966
6% 3/1/26 (i)	5,800	6,047
SSL Robotics LLC 9.75% 12/31/23 (i)	3,329	3,666
TOTAL TECHNOLOGY		15,679
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (i)	19,200	19,976
Altice France SA:
5.125% 1/15/29 (i)	580	584
7.375% 5/1/26 (i)	8,617	8,962
Consolidated Communications, Inc. 5% 10/1/28 (i)	410	412
Frontier Communications Holdings LLC 5% 5/1/28 (i)	4,005	4,143
Intelsat Jackson Holdings SA 8% 2/15/24 (i)	14,100	14,558
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (i)	810	828
TOTAL TELECOMMUNICATIONS		49,463
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (i)	12,290	13,283

TOTAL NONCONVERTIBLE BONDS (Cost $264,793)		274,711

Common Stocks - 1.5%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
iHeartMedia, Inc. (j)	30	1
ION Media Networks, Inc. (f)(j)	2,842	0
TOTAL BROADCASTING		1
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)	464,223	9,972
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	86,957	287
TOTAL CAPITAL GOODS		10,259
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (f)	115,087	1,899

Energy - 1.1%
California Resources Corp. (j)	1,227,819	34,514
California Resources Corp. warrants 10/27/24 (j)	48,025	261
Chesapeake Energy Corp.	628,618	33,977
Chesapeake Energy Corp. (k)	4,049	219
Denbury, Inc. (j)	454,283	29,851
EP Energy Corp. (f)	80,740	7,246
TOTAL ENERGY		106,068
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (j)	1,189,800	451

Publishing/Printing - 0.0%
Cenveo Corp. (f)(j)	75,509	2,202

Restaurants - 0.1%
CEC Entertainment, Inc. (f)	542,500	9,765

Super Retail - 0.0%
David's Bridal, Inc. rights (f)(j)	4,171	0

Utilities - 0.2%
TexGen Power LLC (f)(j)	524,336	17,397

TOTAL COMMON STOCKS (Cost $101,524)		148,042

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f) (Cost $8,235)	65,882	6,391

Preferred Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4649% (b)(c)(l)	3,380	3,377
3 month U.S. LIBOR + 3.470% 3.5985% (b)(c)(l)	3,365	3,382

TOTAL PREFERRED SECURITIES (Cost $6,146)		6,759

Money Market Funds - 13.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (m) (Cost $1,270,007)	1,269,777,316	1,270,031

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $10,422,827)	10,408,033
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(871,473)
NET ASSETS - 100.0%	9,536,560

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $12,260,000 and $12,176,000, respectively.

(h)	Non-income producing - Security is in default.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,127,000 or 2.6% of net assets.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,000 or 0.0% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	431,917	2,325,359	1,487,240	352	(5)	-	1,270,031	1.9%
Total	431,917	2,325,359	1,487,240	352	(5)	-	1,270,031

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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